Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,
	2016	2015
Japanese yen term loan	119	183
Germany term loan	353	443
Italy term loan	128	175
Malaysia term loan	-	1
Total long term debt	600	802
Less current portion	(215)	(209)
Total long-term portion	384	592

Schedule of Long-term Debt Instruments [Table Text Block]
	Initial Amount	Maturation	Fixed Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

Schedule of Derivative Instruments [Table Text Block]
	December 31,
	2016	2015
Investor Warrants	3,921	4,205
Placement Agent Warrants	-	172

Total	3,921	4,377
Less current portion	(640)	(172)
Total long-term portion	3,281	4,205

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$1.95	$4.13	$3.28
Strike price of warrants	$2.75	$2.75	$2.75
Risk free interest rate at 5 years	1.05%	0%	0%
Share price volatility	120%	70%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$1.55	$1.86	$0.69
Total fair value (in thousands)	$2,173	$1,840	$675
Total equivalent amount (in thousand €)	€1,629	€1,691	€640
	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$1.95	$4.13	-
Strike price of warrants	$2.50	$2.50	-
Risk free interest rate at 4.5 years	0.92%	0%	-
Share price volatility	120%	70%	-
Dividend rates	0%	0%	-
Unit fair value	$1.52	$1.87	-
Total fair value (in thousands)	$256	$107	-
Total equivalent amount (in thousand €)	€192	€99	-
	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$3.96	$4.13	$3.28
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	70%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$1.82	$0.79
Total fair value (in thousand)	$3,525	$2,737	$1,179
Total equivalent amount (in thousand €)	€2,725	€2,514	€1,119
	At inception date	December 31, 2015	December 31, 2016
Share price at closing date	$3.96	$4.13	-
Strike price of warrants	$5.00	$5.00	-
Risk free interest rate at 3 years	0.36%	0%	-
Share price volatility	72%	70%	-
Dividend rates	0%	0%	-
Unit fair value	$1.62	$0.44	-
Total fair value (in thousand)	$292	$80	-
Total equivalent amount (in thousand €)	€225	€73	-
	At inception date	December 31, 2016
Share price at closing date	3.64	3.28
Strike price of warrants	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%
Share price volatility	60.20%	60.20%
Dividend rates	0%	0%
Unit fair value	$1.09	$0.69
Total fair value (in thousands)	$3,579	$2,279
Total equivalent amount (in thousands €)	€3,168	€2,162

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
2017	855
2018	3,467
2019	117
2020	83
2021	-
Total	4,520